Shareholder Report, Holdings (Details)	May 31, 2026
C000258541 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258541 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258541 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258541 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258541 | 64115T104 | NetScout Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258541 | 053807103 | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258541 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258541 | 03076K108 | Ameris Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258541 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258541 | 49926D109 | Knowles Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258541 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000258541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000258541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000258541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000258541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000258541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000258542 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258542 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258542 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258542 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258542 | 64115T104 | NetScout Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258542 | 053807103 | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258542 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258542 | 03076K108 | Ameris Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258542 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258542 | 49926D109 | Knowles Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258542 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258542 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258542 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000258542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000258542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000258542 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000258542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000258542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000222264 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222264 | 6610403 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222264 | 7021963 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222264 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222264 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222264 | 6763965 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222264 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | 6821506 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | 6865504 | Suzuki Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222264 | G0403H108 | Aon PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222264 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222264 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222264 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222264 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222264 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222264 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222264 | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222264 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222264 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222264 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222264 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222264 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222264 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222264 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000222264 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000222264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222264 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222264 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222264 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000222264 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000224843 | 912810US5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CQQ7 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CPT2 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CPK1 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CLD1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CNM9 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224843 | 36179WQB7 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224843 | 912810UV8 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224843 | 91282CPR6 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224843 | 91282CQJ3 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000224843 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224843 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224843 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000224843 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000224843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000205678 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205678 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000205678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000205678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000205678 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205678 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000205677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000205677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000205677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000205677 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205677 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250358 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250358 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250358 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250358 | 03823U102 | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250358 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250358 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | 88422P109 | Third Coast Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | 75704L104 | Red Violet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250358 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250358 | 83418M103 | Solaris Energy Infrastructure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250358 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000250358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000250358 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000250358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000250358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000250358 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250358 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222265 | United States Treasury Note/Bond, 4.375, 2036-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Inflation Indexed Bonds, 2.375, 2056-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.5, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222265 | United States Treasury Note/Bond, 3.875, 2028-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222265 | United States Treasury Note, 4.125, 2031-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222265 | Federal Home Loan Mortgage Corp., 4.85, 2031-05-27
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222265 | United States Treasury Note/Bond, 5, 2046-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222265 | United States Treasury Note/Bond, 3.625, 2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222265 | United States Treasury Note/Bond, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222265 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222265 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222265 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222265 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222265 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000222265 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000222265 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222266 | United States Treasury Note/Bond, 4.375, 2036-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Inflation Indexed Bonds, 2.375, 2056-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.5, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222266 | United States Treasury Note/Bond, 3.875, 2028-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222266 | United States Treasury Note, 4.125, 2031-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222266 | Federal Home Loan Mortgage Corp., 4.85, 2031-05-27
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222266 | United States Treasury Note/Bond, 5, 2046-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222266 | United States Treasury Note/Bond, 3.625, 2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222266 | United States Treasury Note/Bond, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222266 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222266 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222266 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222266 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222266 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222266 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222266 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222266 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222266 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000222266 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000222266 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205681 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000205681 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205681 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205681 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205681 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205681 | 66263L759 | North Square McKee Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205681 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205681 | 464287465 | iShares® MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205681 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205681 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205681 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205681 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205681 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000205683 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000205683 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205683 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205683 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205683 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205683 | 66263L759 | North Square McKee Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205683 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205683 | 464287465 | iShares® MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205683 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205683 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205683 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205683 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205683 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000205685 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205685 | Nordea Bank Abp
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205685 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205685 | Rogers Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205685 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205685 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205685 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205685 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205685 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000205685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000205685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000205685 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205685 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205685 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255877 | Bank of America Corp., 6.625, 2173-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Goldman Sachs Group, Inc. (The), 7.5, 2170-08-18
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Citigroup, Inc., 7.625, 2072-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | JPMorgan Chase & Co., 6.875, 2174-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Wells Fargo & Co., 7.625, 2173-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | BP Capital Markets PLC, 6.45, 2174-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | PNC Financial Services Group, Inc. (The), 6.25, 2173-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | US Bancorp, 5.3, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | Toronto-Dominion Bank (The), 8.125, 2082-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | Bank of New York Mellon Corp. (The), 6.3, 2174-03-20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | 00206R508Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255877 | 37045XCM6Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255877 | 125896837Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255877 | 92332YAF8Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255877 | 31959XAA1Financials
Holdings [Line Items]
Percent of Net Asset Value	80.70%
C000217840 | 48238T109 | Openlane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217840 | 55380K109 | M-Tron Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217840 | 628464109 | Myers Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217840 | 92552R406 | Pursuit Attractions and Hospitality, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217840 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217840 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217840 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217840 | 52472M101 | Legacy Housing Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217840 | 477839104 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217840 | 637215104 | National Presto Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000217840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000217840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000217840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000217840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205671 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205671 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000205671 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000205671 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000205671 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205671 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205671 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000205673 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205673 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000205673 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000205673 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000205673 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205673 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205673 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205673 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000217841 | United States Treasury Note/Bond, 3.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217841 | United States Treasury Note/Bond, 4, 2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217841 | Meta Platforms, Inc., 5.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217841 | Mexican Bonos, 7.75, 2031-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217841 | Freddie Mac Pool, 5, 2056-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Freddie Mac Pool, 5, 2056-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | United States Treasury Note/Bond, 3.75, 2031-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | United States Treasury Note/Bond, 4.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Fannie Mae Pool, 3, 2051-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217841 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217841 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217841 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000217841 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000217841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217841 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217841 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217842 | United States Treasury Note/Bond, 3.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217842 | United States Treasury Note/Bond, 4, 2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217842 | Meta Platforms, Inc., 5.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217842 | Mexican Bonos, 7.75, 2031-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217842 | Freddie Mac Pool, 5, 2056-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Freddie Mac Pool, 5, 2056-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | United States Treasury Note/Bond, 3.75, 2031-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | United States Treasury Note/Bond, 4.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Fannie Mae Pool, 3, 2051-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217842 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000217842 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000217842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217842 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217842 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217842 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224841 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224841 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224841 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224841 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224841 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224841 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000224840 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224840 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224840 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224840 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224840 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224840 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224840 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000224839 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224839 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224839 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224839 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224839 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224839 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000224839 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000224838 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224838 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000224838 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224838 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224838 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224838 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224838 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224838 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000224836 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224836 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000224836 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224836 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224836 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224836 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224836 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224836 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000224837 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224837 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000224837 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000224837 | 78462F103 | State Street® SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224837 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224837 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224837 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224837 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	74.80%